Long-Term Debt - Credit Facilities And Senior Notes (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		12 Months Ended
	May 18, 2017	Jun. 23, 2014	Jun. 19, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 17, 2015	Sep. 15, 2014
Debt Instruments
Weighted average interest rate				5.40%	4.40%	4.50%
Total interest incurred on long-term debt				$ 39,775	$ 32,887	$ 25,926
Debt instrument, remaining borrowing capacity				0	0
Line of credit facility, commitment fee amount				0	2	15
Decrease/ (Increase) in restricted cash				$ 25,000	$ 0	(1,000)
$250.0 Million Senior Unsecured Notes due 2019
Debt Instruments
Principal amount								$ 250,000
Debt Instrument, Maturity Date				Oct. 30, 2019
Senior notes, terms				The Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year.
Senior notes interest rate				6.25%
$340 million Credit Suisse Senior Secured Revolving Credit Facility
Debt Instruments
Principal amount			$ 340,000
Amount repaid		$ 214,100
Debt instrument, description of variable rate basis			LIBOR
Decrease/ (Increase) in restricted cash	$ 25,000
$200 Million Term Loan Facility
Debt Instruments
Principal amount							$ 200,000
Debt instrument, description of variable rate basis							LIBOR
Debt instrument, remaining borrowing capacity						$ 66,700
$480 Term Loan B
Debt Instruments
Principal amount	$ 480,000
Line of credit facility, frequency of payments				quarterly
Debt Instrument, Maturity Date				May 18, 2023
Debt instrument, description of variable rate basis	LIBOR
Debt instrument, payment percentage				0.25%